Employee Benefits - Effect of variation in assumptions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Current service cost	$ 766	$ 729	$ 549
Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	5,063	4,891
Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,975	1,626
Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ 562	736
Discount rates
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 724	656	433
Gain or Loss on Settlement or Curtailment	(82)		2
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	485	450	379
Net benefit cost recognized in the consolidated statements of income | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	390	372	279
Gain or Loss on Settlement or Curtailment	(55)		2
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	319	305	290
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	290	239	139
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	114	91	57
Net benefit cost recognized in the consolidated statements of income | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	44	44	15
Gain or Loss on Settlement or Curtailment	(24)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	52	$ 54	$ 32
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	699
Gain or Loss on Settlement or Curtailment	(76)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	373
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Discount rates | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	394
Gain or Loss on Settlement or Curtailment	(54)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	232
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Discount rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	266
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	100
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Discount rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	39
Gain or Loss on Settlement or Curtailment	(19)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	41
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Future salary growth
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	815
Gain or Loss on Settlement or Curtailment	(84)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	533
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Future salary growth | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	467
Gain or Loss on Settlement or Curtailment	(56)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	362
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Future salary growth | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	302
Gain or Loss on Settlement or Curtailment	(4)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	119
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Future salary growth | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	46
Gain or Loss on Settlement or Curtailment	(24)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	52
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Medical cost trend rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	52
Gain or Loss on Settlement or Curtailment	(26)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	56
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	267
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	102
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	823
Gain or Loss on Settlement or Curtailment	(85)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	565
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Discount rates | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	465
Gain or Loss on Settlement or Curtailment	(56)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	384
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Discount rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	307
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	124
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Discount rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	51
Gain or Loss on Settlement or Curtailment	(26)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	57
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Future salary growth
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	703
Gain or Loss on Settlement or Curtailment	(81)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	430
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Future salary growth | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	390
Gain or Loss on Settlement or Curtailment	(54)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	276
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Future salary growth | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	46
Gain or Loss on Settlement or Curtailment	(24)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	52
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Medical cost trend rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	39
Gain or Loss on Settlement or Curtailment	(19)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	42
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,418
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Discount rates | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,858
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Discount rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	440
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Discount rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	120
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Future salary growth
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,869
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Future salary growth | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,039
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Future salary growth | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	682
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Future salary growth | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	148
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Medical cost trend rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	149
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	425
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,895
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Discount rates | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,086
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Discount rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	660
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Discount rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	149
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Future salary growth
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,456
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Future salary growth | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,883
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Future salary growth | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	148
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Medical cost trend rates | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ 120